Deferred income tax assets and liabilities (Gross movement on deferred income tax accounts) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred income tax assets and liabilities [abstract]
Beginning of the year	¥ (2,266,589)	¥ (998,795)
Adjustment on initial application of IFRS 9		(106,649)	¥ 0
Adjusted balance at the beginning of the year		(2,373,238)	¥ (998,795)
Business combination (Note 41)	(68,083)	(2,322,513)
Disposal of subsidiaries	0	17,407
Credited to profit or loss (Note 34)	775,820	724,712
Credited to other comprehensive income	100,966	330,834
Currency translation differences	(19,039)	(18,234)
End of the year	¥ (1,583,574)	¥ (2,266,589)